STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Operating activities:
Net Income	$ (1,554)	$ (38,013)	$ (650)	$ (24,912)
Changes in assets and liabilities:
Security Deposit		(398)
Account Payable		5,500
Accumulated Depreciation		0	0
Provision for Income Tax	0	0	0	0
Net cash provided by operating activities	(1,554)	(32,911)	(650)	(24,912)
Financing activities:
Proceeds from issuance of common stock	0	17,500	20,000	20,000
Repayment of loan		(9,500)	(1,518)
Due to related party	1,554			7,946
Shareholder loan		25,077	5,000
Net cash provided by financing activities	1,554	33,077	23,482	27,946
Investing activities:
Acquisition of Royalty Properties	0	0	0	0
Net cash provided by investing activities	0	0	0	0
Net increase in cash	0	166	22,832	0
Cash, beginning of period		3,034	0	0
Cash, end of period	0	3,200	22,832	3,034
Cash paid during the period
Taxes	0	0	0	0
Interest	$ 0	$ 0	$ 0	$ 0